CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit	Foreign currency translation	Total	Non-controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2015				1,749,004,648
Equity at beginning of period at Dec. 31, 2015		$ 3,894		$ 2	$ 12,753	$ 667	$ (2,706)	$ (6,951)	$ 3,765	$ 129
Profit / (loss) for the period		2,420	[1],[2]				2,328		2,328	92
Other comprehensive income / (loss)		(108)	[2]			63		(158)	(95)	(13)
Total comprehensive income / (loss)		2,312	[2]			63	2,328	(158)	2,233	79
Dividends declared		(167)					(61)		(61)	(106)
Changes in ownership interest in a subsidiary that do not result in a loss of control		4				23			23	(19)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2016				1,749,004,648
Equity at end of period at Dec. 31, 2016		6,043		$ 2	12,753	753	(439)	(7,109)	5,960	83
Profit / (loss) for the period	[3]	(534)	[1],[2]				(505)		(505)	(29)
Other comprehensive income / (loss)		(656)	[2]			(18)		(558)	(576)	(80)
Total comprehensive income / (loss)		(1,190)	[2]			(18)	(505)	(558)	(1,081)	(109)
Dividends declared		(704)					(536)		(536)	(168)
Share-based payment transactions				122,756
Changes in ownership interest in a subsidiary that do not result in a loss of control		(259)				(12)			(12)	(247)
Reallocation to legal reserve in Algeria						6	(6)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2017	[3]			1,749,127,404
Equity at end of period at Dec. 31, 2017	[3]	3,890	[4]	$ 2	12,753	729	(1,486)	(7,667)	4,331	(441)
Profit / (loss) for the period		362					582		582	(220)
Other comprehensive income / (loss)		(887)				11	5	(736)	(720)	(167)
Total comprehensive income / (loss)		(525)				11	587	(736)	(138)	(387)
Dividends declared		(602)					(509)		(509)	(93)
Other		(41)				3	(50)	(13)	(60)	19
Number of shares outstanding at end of period (in shares) at Dec. 31, 2018				1,749,127,404
Equity at end of period at Dec. 31, 2018		$ 2,779		$ 2	$ 12,753	$ 743	$ (1,412)	$ (8,416)	$ 3,670	$ (891)

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[2]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[3]	* Prior year comparatives are restated following the retrospective recognition of depreciation charges in respect of Deodar (see Note 10).
[4]	* Prior year comparatives are restated following the retrospective reversal of reclassification of Deodar assets and liabilities as held for sale and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).